Borrowings	9 Months Ended
Sep. 30, 2021
Borrowings
Borrowings
11.	Borrowings

Borrowings consist of the following:

	December 31,	September 30,
	2020	2021
Short-term borrowing
Bank loan(i)	1,550,000	5,310,000
Current portion of convertible notes(ii)	—	1,071,345
Current portion of long-term borrowings(iii)	380,560	39,840
Current portion of loan from joint investor(iv)	—	451,592
Long-term borrowings:
Bank loan(iii)	303,822	52,220
Convertible notes(ii)	5,196,507	9,774,392
Loan from joint investor(iv)	437,950	—
Total	7,868,839	16,699,389

(i) Short–term bank loan

As of December 31, 2020, the Group obtained short-term borrowings from several banks of RMB1,550,000 in aggregate. The annual interest rate of these borrowings is approximately 3.3% to 4.85%.

As of September 30, 2021, the Group obtained short-term borrowings from several banks of RMB5,310,000 in aggregate. The annual interest rate of these borrowings is approximately 2.95% to 4.45%.

The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group’s assets. The Group is in compliance with all of the loan covenants as of December 31, 2020 and September 30, 2021. As of December 31, 2020 and September 30, 2021, certain of the Group’s short-term borrowings were guaranteed by the Company’s subsidiaries or pledged with trade receivable of RMB49,800 and RMB440,159, short-term investments of RMB155,498 and RMB563,978, and restricted cash of nil and RMB1,138,188, respectively.

(ii) Convertible notes

On January 30, 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “2024 Notes”) to the notes purchasers (the “Notes Offering”). The 2024 Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The 2024 Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the 2024 Notes are entitled to require the Company to repurchase all or part of the 2024 Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the 2024 Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. The value of the 2024 Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ deficit. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet. In November 2020, US$7.0 in aggregate principal amount of such Notes were converted, pursuant to which the Company issued 735 ADSs to the holders of such Notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

On January 15, 2021, the Company entered into separate and individually privately negotiated agreements with certain holders of its outstanding 2024 Notes to exchange US$581,685 principal amount of the outstanding 2024 Notes for 62,192,017 ADSs with a conversion premium of US$ 56,359 (the “2024 Notes Exchanges”). In connection with the 2024 Notes Exchanges, the Company also entered into agreements with certain financial institutions to terminate a portion of the capped call transactions and Zero-Strike   Call transactions with the amount corresponding to the portion of the principal amount of the 2024 Notes that were exchanged. With the termination of the capped call transactions and Zero-Strike Call transactions, the Company received 16,402,643 ADSs on January 15, 2021.

For the 2024 Notes Exchanges, the 2024 Notes with carrying amount of US$578,902 were derecognised with a corresponding amount being recognised as share capital and additional paid-in capital. The conversion premium of US$56,359 was recorded as interest expenses. For the terminations of the capped call transactions and Zero-Strike Call transactions, the amount of the purchase price of the capped call transactions and Zero-Strike Call transactions, terminated of RMB1,849,600 that was previously recorded in the additional paid-in capital was reclassified to treasury stock.

In May 2021, US$1,000 in aggregate principal amount of such notes were converted, pursuant to which the Company issued 115,665 ADSs to the holders of such notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

In August and September 2021, US$1,765 in aggregate principal amount of such notes were converted, pursuant to which the Company issued 178,729 ADSs to the holders of such notes. Accordingly, the balance of the notes converted were derecognized and recorded as ordinary shares and additional paid-in capital.

As of September 30, 2021, the Company reclassified the carrying value of the remaining 2024 Notes with the amount of RMB1,071,345 in current liabilities as a result of the early redemption right by 2024 Notes holders is on February 1, 2022.

On September 5, 2019, the Group issued US$200,000 convertible senior notes to an affiliate of Tencent Holdings Limited and Mr. Bin Li, chairman and chief executive officer of the Company. Tencent and Mr. Li each subscribed for US$100,000 principal amount of the convertible notes, each in two equally split tranches. The 360-day Notes could be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$2.98 per ADS at the holder’s option from the 15th day immediately prior to maturity, and the 3-year Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$3.12 per ADS at the holder’s option from the first anniversary of the issuance date. The holders of the 3-year Notes had the right to require the Company to repurchase for cash all of the Notes or any portion thereof on February 1, 2022. The 360-day Notes was recorded in short-term borrowings and the 3-year Notes were recorded in long-term borrowings. The Company will pay an annual premium of 2% at maturity. Interest expenses were accrued over the term of each note using the effective interest method.

In September and December 2020, all of the 360-day Notes due in 2020 and US$50,000 in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 49,582,686 Class A ordinary shares to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. In January 2021, US$22,526 (RMB148,393) in aggregate principal amount of the 3-year Notes due in 2022 were converted, pursuant to which the Company issued 7,219,872 Class A ordinary shares to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2020 and September 30, 2021, the balances of these convertible notes outstanding were RMB326,245 and RMB178,180, respectively.

In January and February 2020, the Company consummated the issuance of convertible notes to several third party investors in an aggregate principal amount of US$200,000. The notes issued bore zero interest and matured on February 4, 2021. Prior to maturity, the holder of the notes had the right to convert the notes (a) after the six-month anniversary, into ADSs representing Class A ordinary shares of the Company at an initial conversion price of US$3.07 per ADS or (b) upon the completion of a bona fide issuance of equity securities of the Company for fundraising purposes, into ADSs representing Class A ordinary shares of the Company at the conversion price derived from such equity financing. The notes were recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance cost were recorded as reduction to the short-term borrowings and are amortized as interest expenses using the effective interest method. In July and August 2020, all of such notes were converted, pursuant to which the Company issued 65,146,600 ADSs to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2020 and September 30, 2021, the balances of these convertible notes outstanding were nil.

In March 2020, the Company consummated the issuance of convertible notes to several third party investors with an aggregate principal amount of US$235,000. The notes issued bore zero interest and matured on March 5, 2021. Prior to maturity, holders of the notes had the right to convert either all or part of the principal amount of the notes into Class A ordinary shares (or ADSs) of the Company from September 5, 2020, at a conversion price of US$3.50 per ADS, subject to certain adjustments. The notes were recorded in short-term borrowings with interest expenses accrued over the term using the effective interest method. The debt issuance costs were recorded as reduction to the short-term borrowings and amortized as interest expenses using the effective interest method. In September and October 2020, all of such notes were converted, pursuant to which the Company issued 67,142,790 Class A ADSs to the holders of such notes. Such notes were derecognized and recorded as ordinary shares and additional paid-in capital. As of December 31, 2020 and September 30, 2021, the balances of these convertible notes outstanding were nil.

In January 2021, the Group issued US$750,000 convertible senior notes due 2026 (the “2026 Notes”) and US$750,000 convertible senior notes due 2027 (the “2027 Notes,” and, together with the 2026 Notes, the “Notes”). The 2026 Notes bears no interest and the 2027 Notes bears interest at a rate of 0.50% per year, which is payable semiannually in arrears on February 1 and August 1 of each year, beginning on August 1, 2021. Holders may convert their 2026 notes at their option prior to the close of business on the business day immediately preceding August 1, 2025, and holders may convert their 2027 notes at their option prior to the close of business on the business day immediately preceding August 1, 2026. The initial conversion price is US$93.06 per ADS for the Notes, subject to customary anti-dilution adjustments. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at the Company’s discretion. Holders of the 2026 notes have the right to require the Company to repurchase for cash all or part of their notes on February 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest. Holders of the 2027 notes have the right to require the Company to repurchase for cash all or part of their notes on February 1, 2025 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest.

The Company early adopted ASU 2020-06 which eliminates the cash conversion accounting models for the Notes. Accordingly, the principal amount of the Notes was reported as one single unit of account in long-term borrowings at its principal amount, net of debt issuance costs of US$26,340, on the basis of not electing fair value option for the notes and no substantial premium to be offered. The Notes are subsequently measured at amortized cost with interest expenses accrued over the term of the Notes using the effective interest method. As of September 30, 2021, the carrying amount of the Notes were RMB9,596,212.

(iii) Long-term bank loan

				As of December 31, 2020			As of September 30, 2021
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	Loan	repayment schedule	portion
1	May 17, 2017	Bank of Nanjing	May 17, 2022	275,382	200,000	75,382	—	—	—
2	January 25, 2018	China Merchants Bank	January 25, 2021	42,000	42,000	—	—	—	—
3	September 14, 2018	China Merchants Bank	September 13, 2021	46,000	46,000	—	—	—	—
4	February 2, 2018	China CITIC Bank	February 1, 2021	34,500	34,500	—	—	—	—
5	August 17, 2018	China CITIC Bank	March 7, 2021	39,500	39,500	—	—	—	—
6	March 29, 2019	Hankou Bank	March 29, 2022	197,000	2,000	195,000	—	—	—
7	December 24, 2020	Bank of Shanghai	December 24, 2023	50,000	16,560	33,440	37,580	16,560	21,020
8	February 8, 2021	Bank of Shanghai	February 8, 2024	—	—	—	54,480	23,280	31,200
	Total			684,382	380,560	303,822	92,060	39,840	52,220

The long-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Group's assets. The Group is in compliance with all of the loan covenants as of December 31, 2020 and September 30, 2021. As of December 31, 2020 and September 30, 2021, certain of the Group’s long-term borrowings were guaranteed by the Company’s subsidiaries or pledged with trade receivable of RMB65,138 and RMB152,512, respectively.

(iv) Loan from joint investor

On May 18, 2017, the Group entered into a joint investment agreement with Wuhan Donghu New Technology Development Zone Management Committee (“Wuhan Donghu”) to set up an entity (the “PE WHJV”). Wuhan Donghu subscribed for RMB384,000 paid in capital in PE WHJV with 49% of the shares.

On June 30, 2017, September 29, 2017 and April 16, 2018, Wuhan Donghu injected RMB50,000, RMB100,000 and RMB234,000 in cash to PE WHJV, respectively. Pursuant to the investment agreement, Wuhan Donghu does not have substantive participating rights to PE WHJV, nor is allowed to transfer its equity interest in PE WHJV to other third party. In addition, within five years or when the net assets of PE WHJV is less than RMB550,000, the Group is obligated to purchase from Wuhan Donghu all of its interest in PE WHJV at its investment amount paid plus interest at the current market rate announced by PBOC. As such, the Group consolidates PE WHJV. The investment by Wuhan Donghu is accounted for as a loan because it is only entitled to fixed interest income and subject to repayment within five years or upon the financial covenant violation. As of December 31, 2020 and September 30, 2021, RMB53,950 and RMB67,592 of interest were accrued at the benchmark rate of medium and long-term loan announced by PBOC.

As of September 30, 2021, the Group reclassified the carrying value of the remaining loan from joint venture with the amount of RMB451,592 in current liabilities as a result of the mature date of the loan is on May 17, 2022.